Joint Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Dividends received		$ 11,663	$ 3,164	$ 3,851
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Description of the nature of the relationship		Production and distribution of soluble fertilizers.
Principal place of business of joint venture		Huangjing Road, Dawan Town, Qingbaijiang Dristrict, Chengdu Municipality, Sichuan Province
Country of incorporation of joint venture		China
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0	0
Coromandel SQM India [Member]
Statement [Line Items]
Description of the nature of the relationship		Production and distribution of potassium nitrate.
Principal place of business of joint venture		1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh
Country of incorporation of joint venture		India
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0	0
SQM Vitas Fzco. [Member]
Statement [Line Items]
Description of the nature of the relationship		Production and commercialization of specialty plant, animal nutrition and industrial hygiene.
Principal place of business of joint venture		Jebel ALI Free Zone P.O. Box 18222, Dubai
Country of incorporation of joint venture		United Arab Emirates
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0	10,598
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Description of the nature of the relationship		Production and distribution of nutrient plant solutions with specialties NPK soluble.
Principal place of business of joint venture		Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province
Country of incorporation of joint venture		China
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	2,223	0
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Description of the nature of the relationship	[1]	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.
Principal place of business of joint venture	[1]	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.
Country of incorporation of joint venture	[1]	Brazil
Proportion of ownership interest in joint venture	[1],[2]	49.99%
Dividends received	[1]	$ 0	0	0
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Description of the nature of the relationship	[1]	Production and trading of specialty vegetable and animal nutrition and industrial hygiene
Principal place of business of joint venture	[1]	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima
Country of incorporation of joint venture	[1]	Peru
Proportion of ownership interest in joint venture	[1],[2]	50.00%
Dividends received	[1]	$ 0	0	0
Pavoni C Spa [Member]
Statement [Line Items]
Description of the nature of the relationship		Production of specialty fertilizers and others for distribution in Italy and other countries.
Principal place of business of joint venture		Corso Italia 172, 95129 Catania (CT), Sicilia
Country of incorporation of joint venture		Italy
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0	0
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Description of the nature of the relationship		Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.
Principal place of business of joint venture		L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831
Country of incorporation of joint venture		Australia
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0	0
Arpa Speciali SRL [Member]
Statement [Line Items]
Description of the nature of the relationship	[3]	Production of specialty fertilizers and others for distribution in Italy and other countries.
Principal place of business of joint venture	[3]	Mantova (MN) Via Cremona 27 Int. 25
Country of incorporation of joint venture	[3]	Italy
Proportion of ownership interest in joint venture	[2],[3]	50.48%
Dividends received	[3]	$ 0	0	0
Dividends Received [Member]
Statement [Line Items]
Dividends received		$ 0	$ 2,223	$ 10,598

[1]	SQM Vitas Fzco.
[2]	The percentages presented correspond to the ownership used in the consolidation of the company.
[3]	Pavoni & C. Spa.